TAXES - Valuation Allowance (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Valuation allowance roll forward
Beginning balance	$ 215,526	$ 21,910	$ 21,910	$ 133,333	$ 178,259
Additions	56,808	196	192,863	257	37
Reversals	(6,379)		(5,111)	(112,043)	(30,597)
Foreign currency translation adjustments	(7,282)	229	5,864	363	(14,366)
Ending balance	$ 258,673	$ 22,336	$ 215,526	$ 21,910	$ 133,333